STATEMENT OF CHANGES IN EQUITY (Details 2) - USD ($)	2 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020	$ 12,548,453	$ 8,939,700	$ 8,939,700	$ 7,120,563	$ (945,019)
Stock option vesting expense	104,359		344,593		243,662
Currency translation gain	6,106
Net loss	672,427		(662,320)	419,951	(1,014,747)
Balance - October 31, 2021	13,331,345		12,548,453	8,939,700	7,120,563
Share capital [member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020	$ 24,593,422	$ 21,858,827	$ 21,858,827	$ 20,499,031	$ 14,424,341
Beginning balance, shares	182,005,886	170,632,611	170,632,611	156,936,876	107,782,397
Stock option vesting expense
Currency translation gain
Net loss
Balance - October 31, 2021	$ 24,593,422		$ 24,593,422	$ 21,858,827	$ 20,499,031
Ending balance, shares	182,005,886		182,005,886	170,632,611	156,936,876
Shares Issuable [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020		$ 35,806	$ 35,806	$ 74,338
Stock option vesting expense
Currency translation gain
Net loss
Balance - October 31, 2021				35,806	74,338
Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020	8,081,938	6,505,092	6,505,092	6,407,935	4,070,264
Stock option vesting expense	104,359		344,593		243,662
Currency translation gain
Net loss
Balance - October 31, 2021	8,186,297		8,081,938	6,505,092	6,407,935
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020	(20,996,449)	(21,356,891)	(21,356,891)	(21,804,349)	(19,394,044)
Stock option vesting expense
Currency translation gain
Net loss	642,820		(533,041)	447,458	(2,410,305)
Balance - October 31, 2021	(20,353,629)		(20,996,449)	(21,356,891)	(21,804,349)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020	983,717	2,006,479	2,006,479	2,033,986	(33,383)
Stock option vesting expense
Currency translation gain
Net loss	29,607		(129,279)	(27,507)	1,395,558
Balance - October 31, 2021	1,013,324		983,717	2,006,479	$ 2,033,986
Statements Of Changes In Equity [Member] | Share capital [member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020	$ 24,593,422	$ 21,858,827	$ 21,858,827
Beginning balance, shares	182,005,886	170,632,611	170,632,611
Stock option vesting expense
Currency translation gain
Net loss
Balance - October 31, 2021	$ 24,593,422	$ 21,858,827	$ 24,593,422	$ 21,858,827
Ending balance, shares	182,005,886	170,632,611	182,005,886	170,632,611
Statements Of Changes In Equity [Member] | Shares Issuable [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020		$ 35,806	$ 35,806
Stock option vesting expense
Currency translation gain
Net loss
Balance - October 31, 2021		35,806		$ 35,806
Statements Of Changes In Equity [Member] | Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020	8,081,938	6,505,092	6,505,092
Stock option vesting expense	104,359
Currency translation gain
Net loss
Balance - October 31, 2021	8,186,297	6,505,092	8,081,938	6,505,092
Statements Of Changes In Equity [Member] | Currency Translation Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020	(114,175)	(109,613)	(109,613)
Stock option vesting expense
Currency translation gain	6,106
Net loss
Balance - October 31, 2021	(108,069)	(109,613)	(114,175)	(109,613)
Statements Of Changes In Equity [Member] | Retained earnings [member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020	(20,996,449)	(21,356,891)	(21,356,891)
Stock option vesting expense
Currency translation gain
Net loss	642,820	241,893
Balance - October 31, 2021	(20,353,629)	(21,114,998)	(20,996,449)	(21,356,891)
Statements Of Changes In Equity [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020	983,717	2,006,479	2,006,479
Stock option vesting expense
Currency translation gain
Net loss	29,607
Balance - October 31, 2021	1,013,324	2,006,479	983,717	2,006,479
Statements Of Changes In Equity [Member] | Total Equity [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2020	12,548,453	8,939,700	8,939,700
Stock option vesting expense	104,359
Currency translation gain	6,106
Net loss	672,427	241,893
Balance - October 31, 2021	$ 13,331,345	$ 9,181,593	$ 12,548,453	$ 8,939,700